Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Basic and Diluted Earnings (Loss) Per Share
Basic and diluted earnings (loss) per share were calculated as follows:

	Years ended December 31
In millions, except per share data	2014	2013	2012
Net income (loss) attributable to Pentair plc	$214.9	$536.8	$(107.2)
Net income (loss) from continuing operations attributable to Pentair plc	$607.0	$511.7	$(81.5)
Weighted average ordinary shares outstanding
Basic	190.6	201.1	127.4
Dilutive impact of stock options and restricted stock awards	3.1	3.5	—
Diluted	193.7	204.6	127.4
Earnings (loss) per ordinary share attributable to Pentair plc
Basic
Continuing operations	$3.19	$2.54	$(0.64)
Discontinued operations	(2.06)	0.13	(0.20)
Basic earnings (loss) per ordinary share attributable to Pentair plc	$1.13	$2.67	$(0.84)
Diluted
Continuing operations	$3.14	$2.50	$(0.64)
Discontinued operations	(2.03)	0.12	(0.20)
Diluted earnings (loss) per ordinary share attributable to Pentair plc	$1.11	$2.62	$(0.84)
Anti-dilutive stock options excluded from the calculation of diluted earnings per share	0.5	0.2	16.0